SHARE CAPITAL - Summary of Options are Granted to Directors, Officers, Employees and Consultants (Detail)	12 Months Ended
Dec. 31, 2020 shares $ / shares
January 28, 2020, options granted to a director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	January 28, 2020
Number of Options | shares	25,765
Exercise price | $ / shares	$ 0.657
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
July 30, 2020, options granted to a director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 30, 2020
Number of Options | shares	22,425
Exercise price | $ / shares	$ 1.266
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
July 30, 2020, options granted to employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 30, 2020
Number of Options | shares	1,350,000
Exercise price | $ / shares	$ 0.962
Vesting Conditions	Options vest as to ¼ of the total number of options granted, every year from grant date
Contractual life of Options	7 years
September 29, 2020, options granted to board members [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 29, 2020
Number of Options | shares	27,304
Exercise price | $ / shares	$ 0.960
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
September 29, 2020, options granted to board members [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 29, 2020
Number of Options | shares	19,568
Exercise price | $ / shares	$ 0.730
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
September 30, 2020, options granted to a consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 30, 2020
Number of Options | shares	4,723
Exercise price | $ / shares	$ 0.745
Vesting Conditions	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date
Contractual life of Options	3 years
December 10, 2020, options granted to employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	December 10, 2020
Number of Options | shares	4,000
Exercise price | $ / shares	$ 1.700
Vesting Conditions	Options vest as to ¼ of the total number of options granted, every year from grant date
Contractual life of Options	7 years
December 10, 2020, options granted to employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	December 10, 2020
Number of Options | shares	623,000
Exercise price | $ / shares	$ 1.310
Vesting Conditions	Options vest as to ¼ of the total number of options granted, every year from grant date
Contractual life of Options	7 years